REDEEMABLE SHARES (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
REDEEMABLE SHARES
Threshold period from dates of the agreements to complete overseas IPO	12 months
Compounded interest rate	8.00%	8.00%	8.00%
Fair value of the reclassified shares | ¥	¥ 3,056,417
Deemed dividend	¥ 2,131,572	¥ 446,419	$ 64,725	¥ 2,211,330
Class B
REDEEMABLE SHARES
Option to re-designate to preferred shares on failure to complete overseas IPO with in the threshold period, shares	54,551,513
Number of shares reclassified from permanent to mezzanine equity	54,551,513